Earnings Per Share - Narrative (Details) - shares		12 Months Ended
	Sep. 26, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share
Common stock sold ( in shares)	161,000,000			161,000,000
Employee Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share
Antidilutive securities (in shares)		2,617,000	2,495,000
Warrant
Antidilutive Securities Excluded from Computation of Earnings Per Share
Antidilutive securities (in shares)		30,365,000	30,500,000